Common Shares	9 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Shares

7.    Common Shares

On March 20, 2013, we issued 1,500 common shares in connection with our formation.

Between July 1, 2013 and July 16, 2013, we issued and sold 31,250,000 common shares, par value $0.01 per share, for net proceeds of $242,800.

On September 24, 2013 we issued and sold an additional 33,400,000 common shares for net proceeds of $290,490, as denominated in Norwegian kroner (NOK) as of that date, in Norwegian private placement transactions exempt from registration under the Securities Act. As of September 24, 2013, we recorded a receivable from shareholders of $289,956, denominated in NOK, which was not paid until October 2013 when we received $288,822 in full settlement of that receivable. The $1,134 difference between the amount initially recorded as a shareholder receivable and the amount subsequently collected was attributable to a change in exchange rate and recorded as foreign exchange loss on our consolidated statement of operations.

In November 2013 we received $291,000 of proceeds from the sale of 32,590,411 common shares that had been consummated in October 2013 in a Norwegian private transaction exempt from registration under the Securities Act.

On December 17, 2013, we received $284,018 of proceeds from the sale of 31,300,000 common shares in our initial public offering.

As of December 31, 2013, we have:

●	133,403,931 common shares outstanding, the $0.01 par value of which is recorded as common stock of $1,334.

●	Paid-in capital of $1,109,185 which substantially represents the excess of net proceeds from common stock issuances over the par value.